F Class | T. Rowe Price Institutional Core Plus Fund
T. Rowe Price Institutional Core Plus Fund–F Class
Investment Objective
The fund seeks to maximize total return through income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's F Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		F Class T. Rowe Price Institutional Core Plus Fund T. Rowe Price Institutional Core Plus Fund-F Class
Management fee		0.40%
Other expenses	[1]	0.15%
Acquired fund fees and expenses		0.08%
Total annual fund operating expenses		0.63%
Fee waiver/expense reimbursement	[1][2]	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	0.57%
[1]	Restated to show maximum administrative fee payment rate of 0.15%.
[2]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[3]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
F Class T. Rowe Price Institutional Core Plus Fund T. Rowe Price Institutional Core Plus Fund-F Class	58	183	318	714

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Duringthe most recent fiscal year, the fund's portfolio turnover rate was 121.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a "core" portfolio of investment-grade, U.S. dollar-denominated fixed income securities which may include, but are not limited to, debt securities of the U.S. government and its agencies, corporate bonds, mortgages, and asset-backed securities. Normally, the fund will also maintain a "plus" portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated ,and emerging market securities, to seek additional value.

Under normal conditions, the fund expects to maintain an effective duration within +/-20% of the Barclays Capital U.S. Aggregate Bond Index. As of July 31, 2011, the effective duration of this index was 4. 83; however, it will change over time. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund's portfolio securities.

Individual bond investments in the core portfolio will be investment grade, with a minimum credit quality of BBB - (or an equivalent rating).Ratings will be as determined, at the time of purchase, by at least one nationally recognized statistical rating organization (NRSRO) or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., one rating below investment grade and one at or above investment grade), the higher rating will be used.

The plus portion of the fund's portfolio may consist of below investment-grade (junk) bonds of U.S. and other developed country companies (not to exceed 20% of net assets), below investment-grade emerging market fixed income securities (not to exceed 10% of net assets), non-U.S. dollar-denominated securities (not to exceed 20% of net assets), and convertible and preferred securities (not to exceed 10% of net assets), as well as other investments. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will reduce exposure within a reasonable period of time.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as interest rate futures and forward currency exchange contracts in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower -yielding securities or different sectors.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund's investments in emerging markets. Any attempts at hedging currencies may not be successful and could cause the fund to lose money.

Prepayment risk and extension risk  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable fixed income securities more volatile.

Derivatives risk To the extent the fund uses interest rate futures and forward currency exchange contracts, it is exposed to additional volatility in comparison toinvesting directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund's performance.

Performance

The Institutional Core Plus Fund–F Class commenced operations on September 28, 2010, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns for the oldest existing class of the Institutional Core Plus Fund ("Original Class"). Because the Institutional Core Plus Fund–F Class has higher expenses than the Original Class, its performance, had it existed over the periods shown, would have been lower. The Original Class and the Institutional Core Plus Fund–F Class share the same portfolio.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Institutional Core Plus Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	6.14%
Worst Quarter	9/30/08`	-1.84%
The fund's return for the six months ended 6/30/11 was 3.52%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - F Class	1 Year	5 Years	Since inception	Inception date
T. Rowe Price Institutional Core Plus Fund	8.40%	6.75%	6.17%	Nov. 30, 2004
T. Rowe Price Institutional Core Plus Fund Returns after taxes on distributions	6.38%	5.16%	4.59%	Nov. 30, 2004
T. Rowe Price Institutional Core Plus Fund Returns after taxes on distributions and sale of fund shares	5.71%	5.00%	4.47%	Nov. 30, 2004
T. Rowe Price Institutional Core Plus Fund Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.31%
T. Rowe Price Institutional Core Plus Fund Lipper Intermediate Investment Grade Debt Funds Average	7.73%	5.18%	4.70%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .